Taxes - Schedule of Loss Before Income Taxes and Actual Provision of Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loss Before Income Taxes and Actual Provision of Income Taxes [Abstract]
Loss before income taxes	$ (2,840,007)	$ (6,020,972)
Mainland China EIT rate	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (710,002)	$ (1,505,243)
Reconciling items:
Effect of tax holiday and preferential tax rate	244,627	353,097
Effect of tax rates in foreign jurisdictions	130,477	143,280
Effect of changes in tax rate	79,036	2,117,881
Effect of true up on net operating loss in the tax returns	1,340,693	694,422
Effect of expiration on net operating loss	154,052
Change in valuation allowance	(1,214,129)	(1,810,084)
Effect of non-deductible expense	27,241	1,993
Effect of share-based compensation	61,294	151,936
Super deduction of qualified R&D expenditures	(113,150)	(128,019)
Income tax expense	$ 139	$ 19,263
Effective tax rate	0.00%	(0.32%)